Note 5 - Right-of-use Assets and Lease Liabilities - Right of Use Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
January 1, 2019		$ 394,654
Less: amortization of ROU assets	(121,432)	(121,432)
December 31, 2019	$ 273,222	$ 273,222